Stockholders' Equity - Schedule of Nonvested Restricted Stock (Details) - Nonvested Restricted Stock [Member] - Photomedex, Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Outstanding, beginning of year	258,572	167,040
Nonvested Restricted Stock, Granted		299,000
Nonvested Restricted Stock, Vested/cancelled	(129,361)	(207,468)
Outstanding, end of year	129,250	258,572
Weighted Average Exercise Price Outstanding, beginning of year	$ 10.55	$ 21.60
Weighted Average Grant-Date Fair Value, Granted		9.25
Weighted Average Grant-Date Fair Value, Vested/cancelled	10.04	17.75
Weighted Average Exercise Price Outstanding, end of year	$ 11.07	$ 10.55